Leasing - Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease, ROU assets	$ 1,152	$ 1,250
Finance lease ROU assets	11	34
Right-of-use asset	1,163	1,284
Operating lease, liability	1,336	1,461
Finance lease, liability	0	24
Lease liability	$ 1,336	$ 1,485
Operating lease, weighted average remaining lease term	10 years	10 years 6 months
Finance lease, weighted average remaining lease term	9 months 18 days	10 months 24 days
Operating lease, weighted average discount rate	2.68%	2.62%
Finance lease, weighted average discount rate	1.27%	0.97%
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Premises and equipment	Premises and equipment
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Premises and equipment	Premises and equipment
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other liabilities (including allowance for credit losses on lending-related commitments of $78 and $45, also includes $221 and $496, at fair value)	Other liabilities (including allowance for credit losses on lending-related commitments of $78 and $45, also includes $221 and $496, at fair value)
Finance Lease, Liability, Statement of Financial Position [Extensible List]	Other borrowed funds	Other borrowed funds